Shares and Stockholder's Equity (Schedule of Reclassifications Out Of AOCI) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment income					$ 5,274	$ 5,839	$ 5,264
Realized gain (loss)					418	859	(526)
Commissions and other expenses					(4,927)	(5,011)	(4,889)
Income (loss) from continuing operations before taxes					(2,112)	4,034	535
Income tax benefit (expense)					437	(737)	56
Net income (loss)	$ 398	$ (2,292)	$ (171)	$ 390	(1,675)	3,297	591
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on AFS Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gain (loss)					(13)	624	(52)
Income (loss) from continuing operations before taxes					(13)	624	(14)
Income tax benefit (expense)					3	(131)	3
Net income (loss)					(10)	493	(11)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Derivative Instruments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total gross reclassifications					103	49	64
Income (loss) from continuing operations before taxes					103	49	57
Income tax benefit (expense)					(22)	(10)	(12)
Net income (loss)					81	39	45
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Derivative Instruments [Member] | Interest Rate Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment income					2	3	2
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Derivative Instruments [Member] | Foreign Currency Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment income					62	48	56
Realized gain (loss)					$ 39	$ (2)	6
Reclassification out of Accumulated Other Comprehensive Income [Member] | Associated Amortization of DAC, VOBA, DSI and DFEL [Member] | Unrealized Gain (Loss) on AFS Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gain (loss)							38
Reclassification out of Accumulated Other Comprehensive Income [Member] | Associated Amortization of DAC, VOBA, DSI and DFEL [Member] | Unrealized Gain (Loss) on Derivative Instruments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Commissions and other expenses							$ (7)